Risk management - Financial assets modified (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets modified [abstract]
Amortised cost before modification	€ 1,888	€ 1,565
Net modification results	(107)	(75)
Gross carrying amount at 31 December of financial assets for which loss allowance has changed to 12-month measurement during the period	€ 1,506	€ 2,599